CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)
Revenues	¥ 46,425	$ 7,158	¥ 52,513	¥ 92,440
Operating expenses
General and administrative	73,315	11,305	58,069	27,229
Interest expense	(8,558)	(1,320)	(5,796)	(4,677)
Loss before income taxes	(126,903)	(19,569)	(102,417)	(65,143)
Income tax (expense) benefits
Income tax benefits	178	27	425	510
Net loss	(127,081)	(19,596)	(102,842)	(65,653)
Other comprehensive loss
Foreign currency translation difference	(816)	(126)	1,371	(1,640)
Total comprehensive loss	(92,345)	(14,240)	(83,890)	(63,760)
Parent Company [Member]
Operating expenses
General and administrative	(19,302)	(2,976)	(14,852)	(12,597)
Loss from operations	(19,302)	(2,976)	(14,852)	(12,597)
Equity method loss	(72,213)	(11,135)	(70,407)	(49,163)
Interest expense	(14)	(2)	(2)
Loss before income taxes	(91,529)	(14,113)	(85,261)	(62,120)
Income tax (expense) benefits
Net loss	(91,529)	(14,113)	(85,261)	(62,120)
Other comprehensive loss
Foreign currency translation difference	(816)	(126)	1,371	(1,640)
Total comprehensive loss	¥ (92,345)	$ (14,239)	¥ (83,890)	¥ (63,760)